CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities
Net loss	$ (13,812,570)	$ (7,471,406)	$ (11,432,223)
Adjustments to reconcile net loss to net cash generated from operating activities:
Gain on sale of investment in equity method investee	0	0	(1,292,168)
Goodwill impairment	0	0	2,000,000
Long-lived assets impairment	3,200,089	1,590,371	0
Gain on sale of investment	0	(2,740,940)	0
Equity in net loss (earnings) of equity method investees	0	0	(84,310)	[1]
Depreciation and amortization	1,719,327	3,060,269	3,664,376
Allowances / (write-back) for doubtful trade accounts	41,509	190,493	(48,580)
Promissory note impairment	0	0	1,100,000
Loss (profit) on sale of property, plant and equipment	2,021	(460)	(1,701)
Stock-based compensation expense	426,705	481,563	756,090
Unrealized exchange loss (gain)	90,394	146,784	11,808
Changes in assets and liabilities:
Trade accounts receivable	463,392	116,034	2,104,717
Prepaid expenses and other current assets	(9,252)	9,215	449,452
Accounts payable, accrued liabilities and other liabilities	225,228	(78,956)	1,156,450
Customer advances and unearned revenues	70,361	377,713	(621,397)
Recoverable taxes	175,463	1,531,255	(193,869)
Other non-current assets	68,320	(44,772)	(109,196)
Net cash used in operating activities	(7,339,013)	(2,832,837)	(2,540,551)
Cash flows from investing activities
Payments to acquire property, plant and equipment	(1,211,445)	(1,472,422)	(1,903,229)
Purchase of investment	0	0	(104,987)
Sale of investment in equity method investee	0	0	1,452,944
Sale of investment	152,447	3,531,935	0
Proceeds from sale of property, plant and equipment	2,906	7,735	7,594
Net cash generated from / (used in) investing activities	(1,056,092)	2,067,248	(547,678)
Cash flows from financing activities
Proceeds from issue of shares	0	0	0
Net cash generated from financing activities	0	0	0
Net decrease in cash and cash equivalents	(8,395,105)	(765,589)	(3,088,229)
Cash and cash equivalents at the beginning of the year	17,151,189	20,024,483	24,545,839
Effect of exchange rate changes on cash and cash equivalents	(461,323)	(2,107,705)	(1,433,127)
Cash and cash equivalents at the end of the year	8,294,761	17,151,189	20,024,483
Supplementary cash flow information:
Income taxes paid	305,768	358,587	448,393
Supplementary disclosure of non-cash investing activity:
Payables for purchase of property, plant and equipment	$ 205,786	$ 2,940	$ 204,638

[1]	Information provided for the period ended October 8, 2012, relates to Imere Technology Private Limited which was sold as on same date.